FINANCIAL INSTRUMENTS (Schedule of Fair Values of Derivative Instruments Designated and Not Designated as Cash Flow Hedges) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Derivative [Line Items]
Total derivative instruments - short-term assets	$ 0	$ 121
Total derivative instruments - long-term assets	15,223	15,523
Financial instruments at fair value, current portion	0	14,884
Financial instruments at fair value, long-term portion	6,529	103
Interest rate swaps | Designated as hedging instrument
Derivative [Line Items]
Total derivative instruments - long-term assets	0	1,631
Financial instruments at fair value, long-term portion	5,080	103
Interest rate swaps | Not designated as hedging instrument
Derivative [Line Items]
Total derivative instruments - short-term assets	0	121
Total derivative instruments - long-term assets	8,648	11,515
Financial instruments at fair value, long-term portion	1,449	0
Cross currency interest rate swaps | Designated as hedging instrument
Derivative [Line Items]
Total derivative instruments - long-term assets	6,085	2,212
Cross currency interest rate swaps | Not designated as hedging instrument
Derivative [Line Items]
Total derivative instruments - long-term assets	490	165
Cross currency swaps | Not designated as hedging instrument
Derivative [Line Items]
Financial instruments at fair value, current portion	$ 0	$ 14,884